Long-Term US Government Bond Portfolio Investment Strategy - Long-Term US Government Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”). Government sponsored enterprises include, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corp. (Freddie Mac), the Federal Home Loan Bank (FHLB), the Farm Credit System (FCS) and the Federal Agricultural Mortgage Corp. (Farmer Mac). U.S. Government Securities may be represented by forwards or derivatives such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down) that provide exposure to U.S. Government Securities. Assets not invested in U.S. Government Securities may be invested in other types of investment grade fixed income instruments, such as corporate debt securities of U.S. issuers and mortgage- and asset-backed securities, subject to the quality restrictions described below. Mortgage-related securities may include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls. The Portfolio may also invest up to 10% of its net assets in preferred stocks. The Portfolio will normally have a minimum average portfolio duration of eight years and, for point of reference, the dollar-weighted average maturity of the Portfolio, under normal circumstances, is expected to be more than ten years. Duration is a measure of the sensitivity of the price of the Portfolio’s fixed income securities to changes in interest rates; the longer the duration, the more sensitive the price will be to changes in interest rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or interest rate swap agreements (to take a position on interest rates moving either up or down), or in mortgage- or asset-backed securities, subject to the Portfolio’s objective and the Fund’s policies including the 80% investment policy. The adviser may invest in derivatives at any time it deems appropriate. It will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments or to adjust the overall duration of the Portfolio. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. government bond funds that do not use derivatives. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. A short sale involves the sale of a security that is borrowed from a broker or other institution, and which must be purchased in the market at a later date and returned to the lender. The Portfolio may invest in repurchase agreements; however, it may not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days, nor invest in any repurchase agreements with maturities over 30 days. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. The Portfolio’s investments in fixed income securities are limited to investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the adviser to be of comparable quality. If a downgrade in the rating of a security in which the Portfolio is invested causes it to fall outside these parameters, the adviser will sell the impacted security as soon as reasonably practicable. In addition, with respect to the Portfolio’s investments in fixed income securities that are not U.S. Government Securities, (and subject to the requirement that the Portfolio under normal circumstances maintains at least 80% of net assets (plus any borrowing for investment purposes) in U.S. Government Securities) the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the adviser to be of comparable quality, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or equivalently rated by S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality. The Portfolio may sell a position when, in the adviser’s opinion, it no longer represents a good value, when a superior risk/return opportunity exists in a substitute position, or when it no longer fits within the Portfolio’s macroeconomic or structural strategy.